Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Financial Instruments [Abstract]
Schedule of Fair Value By Balance Sheet Grouping [Text Block]

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$32,132	$32,132	$48,078	$48,078
Restricted cash	$29,529	$29,529	$8,468	$8,468
Accounts receivable, net	$7,778	$7,778	$4,835	$4,835
Accounts payable	$(2,090)	$(2,090)	$(2,022)	$(2,022)
Amounts due to related parties	$(21,748)	$(21,748)	$(4,077)	$(4,077)
Long-term debt	$(299,709)	$(299,709)	$(326,050)	$(326,050)

Schedule of Fair Value Measurements [Table Text Block]

	Fair Value Measurements at December 31, 2012 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$32,132	$32,132	$—	$—
Restricted cash	$29,529	$29,529	$—	$—
Long-term debt(1)	$(299,709)	$—	$(299,709)	$—

(1)      The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities   as well as taking into account our creditworthiness.